Commitments (Details 3) - Standby Equity Distribution Agreement [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments (Textual)
Percentage of the lowest daily volume weighted average price	95.00%	95.00%
Number of trading days	5 days	5 days
Purchase price	$ 5,000,000	$ 5,000,000
Maximum limit for individual periodic sale of shares	$ 200,000	$ 200,000